INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Revenue
Royalties	$ 443,102	$ 189,175	$ 1,385,858	$ 838,516
Right of use license		15,659,630		15,659,630
Revenues from contracts with customers	59,596,050	84,038,761	258,976,239	340,515,393
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 59,152,948	$ 68,189,956	$ 257,590,381	$ 324,017,247